RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Research and Development [Abstract]
Schedule of components of research and development costs
The components of research and development costs consist of the following:

	2019	2018	2017
Gross research and development	$86,726	$94,352	$83,538
Government tax credits	(253)	(645)	(885)
	$86,473	$93,707	$82,653